INDIANAPOLIS LIFE INSURANCE COMPANY
                                    ("ILICO")
                            ILICO SEPARATE ACCOUNT 1
                              ("Separate Account")

                         Supplement to Visionary Choice
                         Prospectus Dated June 30, 2003

                       Supplement Dated December 10, 2004

As the result of a Policy owner proxy vote December 8, 2004, Safeco Resource Series Trust ("Safeco") has obtained approval to permit Safeco to reorganize its portfolios. Under an Agreement and Plan of Reorganization, each Safeco portfolio will transfer all of its assets to a series of the Pioneer Variable Contracts Trust ("Pioneer Trust"). The Safeco Core Equity Portfolio will be reorganized into Class I Shares of Pioneer Fund VCT Portfolio, and the Safeco Growth Opportunities Portfolio will be reorganized into Class I Shares of Pioneer Growth Opportunities VCT Portfolio. (Pioneer Fund VCT Portfolio and Pioneer Growth Opportunities VCT Portfolio are hereinafter referred to collectively as the "Portfolios.") The Advisor for the Portfolios is Pioneer Investment Management, Inc. ("Pioneer").

Effective December 10, 2004, the Visionary Choice Prospectus is amended as follows:
     (1) All references to the Safeco Resource Series Trust are deleted and replaced with Pioneer Variable Contracts Trust;
     (2) All references to Safeco Core Equity Portfolio are deleted and replaced with Pioneer Fund VCT Portfolio; and
     (3) All references to Safeco Growth Opportunities Portfolio are deleted and replaced with Pioneer Growth Opportunities VCT Portfolio.

All references to the investment adviser or Safeco Asset Management Company shall mean Pioneer Investment Management, Inc.

Specific information for the Portfolios follows:

Portfolio Fees and Expenses (for fiscal year ended December 31, 2003):

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                                                                                                  Gross Total Annual
FUND COMPANY                              Management   12b-1    Other     Service   Waivers and   Portfolio Operating
Name of Portfolio                            Fees      Fees    Expenses    Fees      Reductions        Expenses
---------------------------------------------------------------------------------------------------------------------
Pioneer Variable Contracts Trust
---------------------------------------------------------------------------------------------------------------------
o  Pioneer Fund VCT Portfolio                0.65%      -      0.11%         -          -              0.76% (1)
---------------------------------------------------------------------------------------------------------------------
o  Pioneer Growth Opportunities Portfolio    0.74%      -      0.05% (2)     -          -              0.79% (2)
    Portfolio
---------------------------------------------------------------------------------------------------------------------

     (1) The portfolio adviser (Pioneer) has agreed until December 10, 2006 to limit expenses (excluding extraordinary expenses) of the Class I shares of the Portfolio to 0.80% of the average daily net assets attributable to Class I.
     (2) The Portfolio is a newly created series of the Pioneer Fund and does not expect to commence operations until the reorganization occurs. The portfolio adviser (Pioneer) has agreed until December 10, 2006 to limit expenses (excluding extraordinary expenses) of the Class I shares of the Portfolio to 0.79% of the average daily net assets attributable to Class I.

-------------------------------------------------------------------------------------------------------------------
Pioneer Variable Contracts Trust                                  Investment Objectives
-------------------------------------------------------------------------------------------------------------------
o Pioneer Fund VCT Portfolio                            Seeks reasonable income and capital growth.
-------------------------------------------------------------------------------------------------------------------
o Pioneer Growth Opportunities Portfolio                Seeks growth of capital.
-------------------------------------------------------------------------------------------------------------------

All other Policy provisions remain as stated in the Policy and prospectus.

Please see the Pioneer Fund VCT Portfolio and Pioneer Growth Opportunities VCT Portfolio Prospectuses for more information about the Portfolios.

       Please retain this Supplement with the current prospectus for your variable Policy issued by Indianapolis Life Insurance Company.
           If you do not have a current prospectus, please contact the
                        Service Center at 1-888-232-6486.